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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21569

                         Pioneer Solutions Funds
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Solutions – Conservative Fund
Pioneer Solutions – Balanced Fund
Pioneer Solutions – Growth Fund

(Formerly Pioneer Ibbotson Asset Allocation Series)

NQ Report | April 30, 2015

Ticker Symbols:

Class	Conservative Fund	Balanced Fund	Growth Fund

A	PIAVX	PIALX	GRAAX
C	PICVX	PIDCX	GRACX
Y	IBBCX	IMOYX	IBGYX

Schedule of Investments | 4/30/15
Pioneer Solutions - Conservative Fund

Shares			Value
		MUTUAL FUNDS - 96.8%
		NON-PIONEER FUNDS - 23.9%
65,705		Columbia Funds Series Trust I Contrarian Core Fund Class Y	$ 1,479,022
329,808		Doubleline Total Return Bond Fund Class I	3,627,888
330,107		MFS Total Return Bond Fund Class I	3,617,973
340,136		Schroder Total Return Fixed Income Fund Class INV	3,469,388
87,378		T Rowe Price International Funds - European Stock Fund	1,863,773
308,268		Western Asset Core Plus Bond Fund Class IS	3,622,149
		TOTAL INVESTMENTS IN NON-PIONEER FUNDS
		(Cost $17,770,850)	$ 17,680,193
		PIONEER FUNDS* - 72.9%
1,632,437		Pioneer Bond Fund Class K	$ 16,046,856
298,481		Pioneer Dynamic Credit Fund Class Y	2,868,403
105,780		Pioneer Equity Income Fund Class K	3,635,658
107,395		Pioneer Floating Rate Fund Class K	737,804
77,037		Pioneer Fundamental Growth Fund Class K	1,472,947
216,867		Pioneer Global Equity Fund Class K	3,088,186
407,354		Pioneer Global High Yield Fund Class Y	3,751,733
132,059		Pioneer Global Multisector Income Fund Class Y	1,431,516
216,701		Pioneer High Yield Fund Class Y	2,175,679
161,225		Pioneer International Value Fund Class Y	3,558,243
46,862		Pioneer Real Estate Shares Class Y	1,365,103
720,260		Pioneer Short Term Income Fund Class K	6,921,699
640,379		Pioneer Strategic Income Fund Class K	6,916,093
		TOTAL INVESTMENTS IN PIONEER FUNDS
		(Cost $52,254,694)	$ 53,969,920
		TOTAL MUTUAL FUNDS
		(Cost $70,025,544)	$ 71,650,113
Principal Amount (S)			Value
		FOREIGN GOVERNMENT BONDS - 1.0%
81,000,000	JPY	Japan Government Thirty Year Bond, 1.70%, 9/20/44	$ 734,784
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $732,345)	$ 734,784
		PURCHASED PUT OPTIONS - 0.0%
724,135		Put USD/Call INR @ 63.25, 2/01/16	$ 5,371
		TOTAL PURCHASED PUT OPTIONS
		(Premiums paid $17,017)	$ 5,371
Contracts			Value
		EXCHANGE-TRADED PURCHASED PUT OPTIONS - 0.1%
12		Russell 2000 Index @ 1,230, 9/18/15	$ 78,180
		TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS
		(Premiums paid $80,408)	$ 78,180
		EXCHANGE-TRADED PURCHASED CALL OPTIONS - 0.2%
8		Hong Kong Stock Exchange @ 15,200, 9/29/15	$ 33,495
175		Volatility Index @ 14, 6/17/15	52,500
175		Volatility Index @ 21, 6/17/15	17,500
		TOTAL EXCHANGE-TRADED PURCHASED CALL OPTIONS
		(Premiums paid $101,435)	$ 103,495

		TOTAL INVESTMENTS IN SECURITIES - 98.1%
		(Cost $70,956,749) (a)	$ 72,571,943
		EXCHANGE-TRADED WRITTEN PUT OPTIONS - (0.2)%
(8)		S&P 500 Index @ 2,050, 9/18/15	$ (54,080)
		TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS
		(Premiums received $(74,536))	$ (54,080)
		EXCHANGE-TRADED WRITTEN CALL OPTIONS - (0.2)%
(350)		Volatility Index @ 18, 6/17/15	$ (50,750)
		TOTAL EXCHANGE-TRADED WRITTEN CALL OPTIONS
		(Premiums received $(41,524))	$ (50,750)

		OTHER ASSETS AND LIABILITIES – 2.3%	$ 1,557,012

		TOTAL NET ASSETS - 100%	$ 74,024,125

*	Affiliated funds managed by Pioneer Investment Management, Inc.

Schedule of Investments | 4/30/15
Pioneer Solutions - Conservative Fund (continued)

(a)	At April 30, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $71,832,629 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$ 1,019,661
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(280,347)

Net unrealized appreciation	$ 739,314

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
			Obligation					Net
	Notional		Entity/		Credit	Expiration	Premiums	Unrealized
	Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	Paid	Appreciation
EUR	3,454,258	Intercontinental Exchange	Markit iTraxx Europe Index	1.00%	A-	6/20/20	$78,258	$4,825

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
			Obligation					Net
	Notional		Entity/		Credit	Expiration	Premiums	Unrealized
	Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	(Received)	Appreciation
	3,738,779	Intercontinental Exchange	Markit CDX North America Investment Grade Index	1.00%	A-	6/20/20	$(72,633)	$2,111

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all underlying securities of the index.

INFLATION RATE SWAP AGREEMENTS
							Net
							Unrealized
	Notional		Pay/		Annual	Expiration	Appreciation
	Principal ($)	Counterparty	Receive	Index	Fixed Rate	Date	(Depreciation)
EUR	2,400,000	Goldman Sachs International	Receive	EUCPI	1.3250%	3/11/25	$ 28,224
EUR	2,400,000	Goldman Sachs International	Pay	EUCPI	0.9500%	3/11/20	(17,050)
EUR	1,200,000	Goldman Sachs International	Receive	EUCPI	1.3450%	3/13/25	11,239
EUR	1,200,000	Goldman Sachs International	Pay	EUCPI	0.9550%	3/13/20	(8,178)
							$ 14,235

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
								Net
							Premiums	Unrealized
	Notional		Pay/	Floating	Annual	Expiration	Paid	Appreciation
	Principal ($)	Counterparty	Receive	Rate	Fixed Rate	Date	(Received)	(Depreciation)
EUR	224,029	London Clearing House	Receive	EURIBOR 6 Month	0.6937%	2/10/25	$–	$(1,484)
GBP	273,434	London Clearing House	Receive	LIBOR GBP 6 Month	2.325%	3/20/45	–	1,535
GBP	213,724	London Clearing House	Receive	LIBOR GBP 6 Month	2.505%	3/13/45	–	(4,296)
GBP	280,524	London Clearing House	Receive	LIBOR GBP 6 Month	2.340%	2/18/45	–	1,026
JPY	30,199,918	London Clearing House	Pay	LIBOR JPY 6 Month	2.070%	3/13/45	–	2,905
JPY	38,677,503	London Clearing House	Pay	LIBOR JPY 6 Month	2.034%	3/02/45	–	2,407
JPY	40,514,700	London Clearing House	Pay	LIBOR JPY 6 Month	2.164%	2/18/45	–	7,534
SEK	2,127,723	London Clearing House	Pay	LIBOR SEK 3 Month	0.981%	2/10/25	–	(909)
	7,259,157	London Clearing House	Pay	LIBOR USD 3 Month	1.153%	5/02/17	–	–
	3,629,578	London Clearing House	Receive	LIBOR USD 3 Month	1.462%	5/02/18	–	1,111
							$–	$9,829

Schedule of Investments | 4/30/15
Pioneer Solutions - Conservative Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual funds	$ 71,650,113	$ –	$ –	$ 71,650,113
Foreign government bonds	–	734,784	–	734,784
Purchased put options	–	5,371	–	5,371
Exchange-traded purchased put options	78,180	–	–	78,180
Exchange-traded purchased call options	103,495	–	–	103,495
Total	$ 71,831,788	$ 740,155	$ –	$ 72,571,943

Other Financial Instruments

Net unrealized appreciation on credit default swap contracts	$ –	$ 6,936	$ –	$ 6,936
Net unrealized appreciation on inflation swaps	–	14,235	–	14,235
Net unrealized appreciation on interest rate swaps	–	9,829	–	9,829
Exchange-traded written put options	(54,080)	–	–	(54,080)
Exchange-traded written call options	(50,750)	–	–	(50,750)
Total Other Financial Instruments	$ (104,830)	$ 31,000	$ –	$ (73,830)

During the nine months ended April 30, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currencies, at value	$ –	$ 302,434	$ –	$ 302,434
Swap collateral	–	150,000	–	150,000
Variation margin for futures contracts	–	9,825	–	9,825
Variation margin for swap contracts	–	16,912	–	16,912
Total	$ –	$ 479,171	$ –	$ 479,171

Schedule of Investments | 4/30/15
Pioneer Solutions - Balanced Fund

Shares			Value
		MUTUAL FUNDS - 97.7%
		NON-PIONEER FUNDS - 27.5%
92,711		Aston/Fairpointe Mid Cap Fund Class I	$ 4,016,240
188,952		Columbia Funds Series Trust I Contrarian Core Fund Class Y	4,253,310
965,042		Doubleline Total Return Bond Fund Class I	10,615,462
116,892		iShares MSCI Canada ETF	3,403,895
41,799		JOHCM Asia Ex-Japan Equity Fund Class IS	454,356
867,230		MFS Total Return Bond Fund Class I	9,504,841
239,196		Oak Ridge Small Cap Growth Fund Class Y	9,563,056
460,634		T Rowe Price International Funds - European Stock Fund	9,825,323
860,688		Western Asset Core Plus Bond Fund Class IS	10,113,084
		TOTAL INVESTMENTS IN NON-PIONEER FUNDS
		(Cost $62,192,597)	$ 61,749,567
		PIONEER FUNDS* - 70.2%
2,500,316		Pioneer Bond Fund Class K	$ 24,578,106
512,354		Pioneer Core Equity Fund Class Y	8,986,689
889,926		Pioneer Dynamic Credit Fund Class Y	8,552,192
118,167		Pioneer Fund Class Y	4,383,992
587,332		Pioneer Fundamental Growth Fund Class K	11,229,788
1,261,580		Pioneer Global Equity Fund Class K	17,964,899
744,515		Pioneer Global High Yield Fund Class Y	6,856,983
399,143		Pioneer Global Multisector Income Fund Class Y	4,326,709
446,989		Pioneer High Yield Fund Class Y	4,487,766
1,272,389		Pioneer International Value Fund Class Y	28,081,633
233,564		Pioneer Mid-Cap Value Fund Class K	6,049,308
160,107		Pioneer Real Estate Shares Class Y	4,663,902
106,687		Pioneer Select Mid-Cap Growth Fund Class K	4,151,191
1,503,937		Pioneer Short Term Income Fund Class K	14,452,835
828,787		Pioneer Strategic Income Fund Class K	8,950,900
		TOTAL INVESTMENTS IN PIONEER FUNDS
		(Cost $144,539,301)	$ 157,716,893
		TOTAL MUTUAL FUNDS
		(Cost $206,731,898)	$ 219,466,460
Principal Amount (S)			Value
		FOREIGN GOVERNMENT BONDS - 1.0%
246,850,000	JPY	Japan Government Thirty Year Bond, 1.70%, 9/20/44	$ 2,239,277
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $2,231,849)	$ 2,239,277
		PURCHASED PUT OPTIONS - 0.0%
2,182,463		Put USD/Call INR @ 63.25, 2/01/16	$ 16,188
		TOTAL PURCHASED PUT OPTIONS
		(Premiums paid $51,288)	$ 16,188
Contracts			Value
		EXCHANGE-TRADED PURCHASED PUT OPTIONS - 0.1%
37		Russell 2000 Index @ 1,230, 9/18/15	$ 241,055
		TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS
		(Premiums paid $247,925)	$ 241,055
		EXCHANGE-TRADED PURCHASED CALL OPTIONS - 0.1%
25		Hong Kong Stock Exchange @ 15,200, 9/29/15	$ 104,671
538		Volatility Index @ 14, 6/17/15	161,400
538		Volatility Index @ 21, 6/17/15	53,800
		TOTAL EXCHANGE-TRADED PURCHASED CALL OPTIONS
		(Premiums paid $313,925)	$ 319,871

		TOTAL INVESTMENTS IN SECURITIES - 98.9%
		(Cost $209,576,885) (a)	$ 222,282,851
		EXCHANGE-TRADED WRITTEN PUT OPTIONS - (0.2)%
(25)		S&P 500 Index @ 2,050, 9/18/15	$ (169,000)
		TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS
		(Premiums received $(232,925))	$ (169,000)
		EXCHANGE-TRAED WRITTEN CALL OPTIONS - (0.2)%
(1,076)		Volatility Index @ 18, 6/17/15	$ (156,020)
		TOTAL EXCHANGE-TRADED WRITTEN CALL OPTIONS
		(Premiums received $(127,657))	$ (156,020)

		OTHER ASSETS AND LIABILITIES – 1.5%	$ 2,897,871

		TOTAL NET ASSETS - 100%	$ 224,855,702

*	Affiliated funds managed by Pioneer Investment Management, Inc.

Schedule of Investments | 4/30/15
Pioneer Solutions - Balanced Fund (continued)

(a)	At April 30, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $212,164,503 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$ 11,526,677
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,408,329)

Net unrealized appreciation	$ 10,118,348

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
			Obligation					Net
	Notional		Entity/		Credit	Expiration	Premiums	Unrealized
	Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	Paid	Appreciation
EUR	10,561,403	International Exchange	Markit iTraxx Europe Index	1.00%	A-	6/20/20	$239,276	$14,751

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
			Obligation					Net
	Notional		Entity/		Credit	Expiration	Premiums	Unrealized
	Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	(Received)	Appreciation
	11,431,327	International Exchange	Markit CDX North America Investment Grade Index	1.00%	A-	6/20/20	$(222,075)	$6,454

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all underlying securities of the index.

INFLATION RATE SWAP AGREEMENTS
							Net
							Unrealized
	Notional		Pay/		Annual	Expiration	Appreciation
	Principal ($)	Counterparty	Receive	Index	Fixed Rate	Date	(Depreciation)
EUR	7,400,000	Goldman Sachs International	Receive	EUCPI	1.3250%	3/11/25	$ 87,025
EUR	7,400,000	Goldman Sachs International	Pay	EUCPI	0.9500%	3/11/20	(52,572)
EUR	3,700,000	Goldman Sachs International	Receive	EUCPI	1.3450%	3/13/25	34,654
EUR	3,700,000	Goldman Sachs International	Pay	EUCPI	0.9550%	3/13/20	(25,216)
							$ 43,891

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
								Net
							Premiums	Unrealized
	Notional		Pay/	Floating	Annual	Expiration	Paid	Appreciation
	Principal ($)	Counterparty	Receive	Rate	Fixed Rate	Date	(Received)	(Depreciation)
EUR	677,667	London Clearing House	Receive	EURIBOR 6 Month	0.6937%	2/10/25	$–	$ (4,492)
GBP	834,908	London Clearing House	Receive	LIBOR GBP 6 Month	2.325%	3/20/45	–	4,687
GBP	651,797	London Clearing House	Receive	LIBOR GBP 6 Month	2.505%	3/13/45	–	(13,100)
GBP	849,873	London Clearing House	Receive	LIBOR GBP 6 Month	2.340%	2/18/45	–	3,109
JPY	92,086,625	London Clearing House	Pay	LIBOR JPY 6 Month	2.070%	3/13/45	–	8,857
JPY	118,103,273	London Clearing House	Pay	LIBOR JPY 6 Month	2.034%	3/02/45	–	7,350
JPY	123,025,291	London Clearing House	Pay	LIBOR JPY 6 Month	2.164%	2/18/45	–	22,879
SEK	6,482,000	London Clearing House	Pay	LIBOR SEK 3 Month	0.981%	2/10/25	–	(2,770)
	22,280,841	London Clearing House	Pay	LIBOR USD 3 Month	1.153%	5/02/17	–	–
	11,140,420	London Clearing House	Receive	LIBOR USD 3 Month	1.462%	5/02/18	–	3,411
							$–	$ 29,931

Schedule of Investments | 4/30/15
Pioneer Solutions - Balanced Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual funds	$ 219,466,460	$ –	$ –	$ 219,466,460
Foreign government bonds	–	2,239,277	–	2,239,277
Purchased put options	–	16,188	–	16,188
Exchange-traded purchased put options	241,055	–	–	241,055
Exchange-traded purchased call options	319,871	–	–	319,871
Total	$ 220,027,386	$ 2,255,465	$ –	$ 222,282,851

Other Financial Instruments

Net unrealized appreciation on credit default swap contracts	$ –	$ 21,205	$ –	$ 21,205
Net unrealized appreciation on inflation swaps	–	43,891	–	43,891
Net unrealized appreciation on interest rate swaps	–	29,931	–	29,931
Exchange-traded written put options	(169,000)	–	–	(169,000)
Exchange-traded written call options	(156,020)	–	–	(156,020)
Total Other Financial Instruments	$ (325,020)	$ 95,027	$ –	$ (229,993)

During the nine months ended April 30, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currencies, at value	$ –	$ 2,214,628	$ –	$ 2,214,628
Swap collateral	–	375,000	–	375,000
Variation margin for futures contracts	–	16,375	–	16,375
Variation margin for swap contracts	–	51,594	–	51,594
Total	$ –	$ 2,657,597	$ –	$ 2,657,597

Schedule of Investments | 4/30/15
Pioneer Solutions - Growth Fund

Shares			Value
		MUTUAL FUNDS - 97.6%
		NON-PIONEER FUNDS - 26.4%
226,218		Aston/Fairpointe Mid Cap Fund Class I	$ 9,799,764
622,097		Columbia Funds Series Trust I Contrarian Core Fund Class Y	14,003,404
663,597		Doubleline Total Return Bond Fund Class I	7,299,567
332,812		iShares MSCI Canada ETF	9,691,485
219,366		JOHCM Asia Ex-Japan Equity Fund Class IS	2,384,507
671,769		JPMorgan Intrepid European Fund Class I	17,291,334
498,987		Oak Ridge Small Cap Growth Fund Class Y	19,949,500
871,670		T Rowe Price International Funds - European Stock Fund	18,592,721
		TOTAL INVESTMENTS IN NON-PIONEER FUNDS
		(Cost $98,686,024)	$ 99,012,282
		PIONEER FUNDS* - 71.2%
2,980,498		Pioneer Bond Fund Class K	$ 29,298,295
1,329,279		Pioneer Core Equity Fund Class Y	23,315,549
469,388		Pioneer Fund Class Y	17,414,280
1,531,484		Pioneer Fundamental Growth Fund Class K	29,281,974
2,792,396		Pioneer Global Equity Fund Class K	39,763,719
405,895		Pioneer Global Multisector Income Fund Class Y	4,399,902
2,612,544		Pioneer International Value Fund Class Y	57,658,855
787,324		Pioneer Mid-Cap Value Fund Class K	20,391,692
450,812		Pioneer Real Estate Shares Class Y	13,132,149
248,880		Pioneer Select Mid-Cap Growth Fund Class K	9,683,921
956,182		Pioneer Short Term Income Fund Class K	9,188,909
1,187,684		Pioneer Strategic Income Fund Class K	12,826,987
		TOTAL INVESTMENTS IN PIONEER FUNDS
		(Cost $234,701,749)	$ 266,356,232
		TOTAL MUTUAL FUNDS
		(Cost $333,387,773)	$ 365,368,514
Principal Amount (S)			Value
		FOREIGN GOVERNMENT BONDS - 1.0%
409,200,000	JPY	Japan Government Thirty Year Bond, 1.70%, 9/20/44	$ 3,712,019
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $3,699,691)	$ 3,712,019
		PURCHASED PUT OPTIONS - 0.0%
3,580,446		Put USD/Call INR @ 63.25, 2/01/16	$ 26,557
		TOTAL PURCHASED PUT OPTIONS
		(Premiums paid $84,140)	$ 26,557
Contracts			Value
		EXCHANGE-TRADED PURCHASED PUT OPTIONS - 0.1%
61		Russell 2000 Index @ 1,230, 9/18/15	$ 397,415
		TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS
		(Premiums paid $408,741)	$ 397,415
		EXCHANGE-TRADED PURCHASED CALL OPTIONS - 0.2%
40		Hong Kong Stock Exchange @ 15,200, 9/29/15	$ 167,473
894		Volatility Index @ 14, 6/17/15	268,200
894		Volatility Index @ 21, 6/17/15	89,400
		TOTAL EXCHANGE-TRADED PURCHASED CALL OPTIONS
		(Premiums paid $513,725)	$ 525,073

		TOTAL INVESTMENTS IN SECURITIES - 98.9%
		(Cost $338,094,070) (a)	$ 370,029,578
		EXCHANGE-TRADED WRITTEN PUT OPTIONS - (0.2)%
(42)		S&P 500 Index @ 2,050, 9/18/15	$ (283,920)
		TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS
		(Premiums received $(391,314))	$ (283,920)
		EXCHANGE-TRADED WRITTEN CALL OPTIONS - (0.2)%
(1,788)		Volatility Index @ 18, 6/17/15	$ (259,260)
		TOTAL EXCHANGE-TRADED WRITTEN CALL OPTIONS
		(Premiums received $(212,128))	$ (259,260)

		OTHER ASSETS AND LIABILITIES – 1.5%	$ 4,891,605

		TOTAL NET ASSETS - 100%	$ 374,378,003

*	Affiliated funds managed by Pioneer Investment Management, Inc.

Schedule of Investments | 4/30/15
Pioneer Solutions - Growth Fund (continued)

(a)	At April 30, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $339,711,732 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value	$ 32,585,406
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,267,560)

Net unrealized appreciation	$ 30,317,846

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION
			Obligation					Net
	Notional		Entity/		Credit	Expiration	Premiums	Unrealized
	Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	Paid	Appreciation
EUR	17,724,957	International Exchange	Markit iTraxx Europe Index	1.00%	A-	6/20/20	$401,571	$24,756

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
			Obligation					Net
	Notional		Entity/		Credit	Expiration	Premiums	Unrealized
	Principal ($)(1)	Counterparty	Index	Coupon	Rating (2)	Date	(Received)	Appreciation
	19,184,930	International Exchange	Markit CDX North America Investment Grade Index	1.00%	A-	6/20/20	$(372,703)	$10,832

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all underlying securities of the index.

INFLATION RATE SWAP AGREEMENTS
							Net
							Unrealized
	Notional		Pay/		Annual	Expiration	Appreciation
	Principal ($)	Counterparty	Receive	Index	Fixed Rate	Date	(Depreciation)
EUR	12,300,000	Goldman Sachs International	Receive	EUCPI	1.3250%	3/11/25	$ 144,650
EUR	12,300,000	Goldman Sachs International	Pay	EUCPI	0.9500%	3/11/20	(87,383)
EUR	6,150,000	Goldman Sachs International	Receive	EUCPI	1.3450%	3/13/25	57,600
EUR	6,150,000	Goldman Sachs International	Pay	EUCPI	0.9550%	3/13/20	(41,913)
							$ 72,954

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
								Net
							Premiums	Unrealized
	Notional		Pay/	Floating	Annual	Expiration	Paid	Appreciation
	Principal ($)	Counterparty	Receive	Rate	Fixed Rate	Date	(Received)	(Depreciation)
EUR	1,116,002	London Clearing House	Receive	EURIBOR 6 Month	0.6937%	2/10/25	$ –	$ (7,398)
GBP	1,393,219	London Clearing House	Receive	LIBOR GBP 6 Month	2.325%	3/20/45	–	7,821
GBP	1,078,441	London Clearing House	Receive	LIBOR GBP 6 Month	2.505%	3/13/45	–	(21,675)
GBP	1,403,875	London Clearing House	Receive	LIBOR GBP 6 Month	2.340%	2/18/45	–	5,136
JPY	152,391,091	London Clearing House	Pay	LIBOR JPY 6 Month	2.070%	3/13/45	–	14,658
JPY	197,069,455	London Clearing House	Pay	LIBOR JPY 6 Month	2.034%	3/02/45	–	12,264
JPY	202,884,872	London Clearing House	Pay	LIBOR JPY 6 Month	2.164%	2/18/45	–	37,730
SEK	10,599,294	London Clearing House	Pay	LIBOR SEK 3 Month	0.981%	2/10/25	–	(4,530)
	37,449,415	London Clearing House	Pay	LIBOR USD 3 Month	1.153%	5/02/17	–	–
	18,724,707	London Clearing House	Receive	LIBOR USD 3 Month	1.462%	5/02/18	–	5,734
							$ –	$ 49,740

Schedule of Investments | 4/30/15
Pioneer Solutions - Growth Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual funds	$ 365,368,514	$ –	$ –	$ 365,368,514
Foreign government bonds	–	3,712,019	–	3,712,019
Purchased put options	–	26,557	–	26,557
Exchange-traded purchased put options	397,415	–	–	397,415
Exchange-traded purchased call options	525,073	–	–	525,073
Total	$ 366,291,002	$ 3,738,576	$ –	$ 370,029,578

Other Financial Instruments

Net unrealized appreciation on credit default swap contracts	$ –	$ 35,588	$ –	$ 35,588
Net unrealized appreciation on inflation swaps	–	72,954	–	72,954
Net unrealized appreciation on interest rate swaps	–	49,740	–	49,740
Exchange-traded written put options	(283,920)	–	–	(283,920)
Exchange-traded written call options	(259,260)	–	–	(259,260)
Total Other Financial Instruments	$ (543,180)	$ 158,282	$ –	$ (384,898)

During the nine months ended April 30, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain of the Fund's assets and liabilities as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currencies, at value	$ –	$ 1,951,236	$ –	$ 1,951,236
Swap collateral	–	600,000	–	600,000
Variation margin for swap contracts	–	86,087	–	86,087
Variation margin for futures contracts	–	29,475	–	29,475
Total	$ –	$ 2,666,798	$ –	$ 2,666,798

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Solutions Funds

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date June 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date June 24, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date June 24, 2015

* Print the name and title of each signing officer under his or her signature.